MFS

VARIABLE

ACCOUNT

Annual Report

to

Contract Owners

December 31, 2009

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

MFS VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2009

Assets:
Investments at fair value:
Growth Stock Fund - Class A (MIG)
2,621,635 shares (cost $37,761,120)	$35,208,558
MFS Bond Fund - Class A (MFB)
874,826 shares (cost $10,966,340)	11,136,534
MFS Growth Fund - Class A (MEG)
84,396 shares (cost $2,651,814)	3,056,839
MFS High Income Fund - Class A (MFH)
2,546,002 shares (cost $8,334,924)	8,223,587
MFS Research Fund - Class A (MFR)
439,624 shares (cost $9,536,039)	9,570,623
MFS Strategic Income Fund - Class A (MSI)
190,128 shares (cost $1,252,693)	1,201,611
MFS Total Return Fund - Class A (MTR)
1,665,154 shares (cost $24,709,127)	21,863,472
Series Trust IV - Money Market Fund (MMM)
10,484,261 shares (cost $10,484,261)	10,484,261
Trust Fund - Class A (MIT)
622,632 shares (cost $11,047,850)	10,815,118

(Continued)

MFS VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

NVIT Money Market Fund - Class I (SAM)
898,248 shares (cost $898,248)	$898,248

Total Investments	112,458,851
Accounts Receivable	34,065
Total Assets	112,492,916

$112,492,916

Contract Owners’ Equity:
Accumulation units	111,460,844
Contracts in payout (annuitization) period	1,032,072

Total Contract Owners’ Equity (note 5)	$112,492,916

See accompanying notes to financial statements.

MFS VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

Year Ended December 31, 2009

Investment Activity:	Total	MIG	MFB	MEG	MFH	MFR	MSI	MTR
Reinvested dividends	$2,275,022	146,349	586,638	-	637,289	88,712	69,680	599,067
Mortality and expense risk charges (note 2)	(1,349,008)	(392,346)	(132,909)	(33,035)	(93,957)	(114,239)	(14,819)	(270,726)

Net investment income (loss)	926,014	(245,997)	453,729	(33,035)	543,332	(25,527)	54,861	328,341

Realized gain (loss) on investments	(2,535,657)	(128,353)	(32,959)	40,042	(674,795)	(384,947)	(23,989)	(747,661)
Change in unrealized gain (loss) on investments	25,255,499	10,425,474	1,944,311	799,096	2,736,727	2,684,107	201,553	3,612,782

Net gain (loss) on investments	22,719,842	10,297,121	1,911,352	839,138	2,061,932	2,299,160	177,564	2,865,121

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$23,645,856	10,051,124	2,365,081	806,103	2,605,264	2,273,633	232,425	3,193,462

Investment Activity:	MMM	MIT	SAM
Reinvested dividends	$4,020	142,883	384
Mortality and expense risk charges (note 2)	(158,143)	(126,631)	(12,203)

Net investment income (loss)	(154,123)	16,252	(11,819)

Realized gain (loss) on investments	-	(582,995)	-
Change in unrealized gain (loss) on investments	-	2,851,449	-

Net gain (loss) on investments	-	2,268,454	-

Reinvested capital gains	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(154,123)	2,284,706	(11,819)

See accompanying notes to financial statements.

MFS VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2009 and 2008

	Total		MIG		MFB		MEG
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$926,014	1,177,009	(245,997)	(344,096)	453,729	463,484	(33,035)	(44,803)
Realized gain (loss) on investments	(2,535,657)	(3,867,523)	(128,353)	(1,769,162)	(32,959)	(120,650)	40,042	66,269
Change in unrealized gain (loss) on investments	25,255,499	(38,139,963)	10,425,474	(15,695,155)	1,944,311	(1,533,398)	799,096	(1,574,584)
Reinvested capital gains	-	172,182	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	23,645,856	(40,658,295)	10,051,124	(17,808,413)	2,365,081	(1,190,564)	806,103	(1,553,118)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,319,906	2,105,267	425,442	545,967	103,173	92,491	86,449	36,451
Transfers between funds	-	-	14,046	(749,705)	367,778	(16,284)	21,763	60,125
Redemptions (note 3)	(12,066,990)	(18,076,680)	(2,876,465)	(4,553,122)	(536,659)	(1,775,177)	(181,636)	(399,920)
Annuity benefits	(145,732)	(183,582)	(39,828)	(57,405)	(19,851)	(20,727)	-	-
Contract maintenance charges (note 2)	(74,991)	(84,040)	(27,388)	(30,994)	(4,476)	(4,647)	(2,758)	(3,322)
Contingent deferred sales charges (note 2)	(12,417)	(6,454)	(2,840)	(1,547)	-	-	(57)	(40)
Adjustments to maintain reserves	28,661	41,630	6,407	(1,803)	13,829	(5,374)	(54)	5

Net equity transactions	(10,951,563)	(16,203,859)	(2,500,626)	(4,848,609)	(76,206)	(1,729,718)	(76,293)	(306,701)

Net change in contract owners’ equity	12,694,293	(56,862,154)	7,550,498	(22,657,022)	2,288,875	(2,920,282)	729,810	(1,859,819)
Contract owners’ equity beginning of period	99,798,623	156,660,777	27,663,323	50,320,345	8,858,757	11,779,039	2,327,013	4,186,832

Contract owners’ equity end of period	$112,492,916	99,798,623	35,213,821	27,663,323	11,147,632	8,858,757	3,056,823	2,327,013

CHANGES IN UNITS:
Beginning units	1,305,097	1,475,291	218,004	247,080	137,560	162,386	75,148	83,257
Units purchased	87,240	141,572	5,730	4,079	6,811	3,226	3,141	3,875
Units redeemed	(238,568)	(311,766)	(23,430)	(33,155)	(7,630)	(28,052)	(5,914)	(11,984)

Ending units	1,153,769	1,305,097	200,304	218,004	136,741	137,560	72,375	75,148

(Continued)

MFS VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	MFH		MFR		MSI		MTR
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$543,332	523,915	(25,527)	(86,739)	54,861	77,573	328,341	444,056
Realized gain (loss) on investments	(674,795)	(436,397)	(384,947)	(611,932)	(23,989)	(1,212)	(747,661)	(650,682)
Change in unrealized gain (loss) on investments	2,736,727	(2,410,021)	2,684,107	(4,727,460)	201,553	(243,954)	3,612,782	(6,889,245)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,605,264	(2,322,503)	2,273,633	(5,426,131)	232,425	(167,593)	3,193,462	(7,095,871)

Equity transactions:
Purchase payments received from contract owners (note 3)	115,009	56,262	75,904	234,974	1,408	10,707	106,967	475,239
Transfers between funds	7,519	584,612	(122,521)	(277,007)	35,053	36,578	(629,350)	(234,978)
Redemptions (note 3)	(506,161)	(801,116)	(1,190,845)	(1,499,713)	(145,627)	(214,458)	(1,735,529)	(3,782,367)
Annuity benefits	(13,278)	(18,724)	(9,277)	(13,095)	(3,415)	(3,237)	(22,847)	(25,980)
Contract maintenance charges (note 2)	(5,393)	(5,916)	(5,111)	(5,842)	(874)	(1,009)	(10,264)	(11,864)
Contingent deferred sales charges (note 2)	(23)	-	(2,948)	(421)	(108)	(155)	(589)	(1,236)
Adjustments to maintain reserves	(2,006)	10,698	2,972	3,263	1,651	447	6,565	17,808

Net equity transactions	(404,333)	(174,184)	(1,251,826)	(1,557,841)	(111,912)	(171,127)	(2,285,047)	(3,563,378)

Net change in contract owners’ equity	2,200,931	(2,496,687)	1,021,807	(6,983,972)	120,513	(338,720)	908,415	(10,659,249)
Contract owners’ equity beginning of period	6,025,098	8,521,785	8,551,451	15,535,423	1,082,416	1,421,136	20,959,625	31,618,874

Contract owners’ equity end of period	$8,226,029	6,025,098	9,573,258	8,551,451	1,202,929	1,082,416	21,868,040	20,959,625

CHANGES IN UNITS:
Beginning units	97,181	96,783	66,921	75,981	87,392	99,868	157,836	181,925
Units purchased	13,915	24,571	1,055	2,589	2,974	3,467	1,132	4,741
Units redeemed	(19,639)	(24,173)	(9,967)	(11,649)	(11,641)	(15,943)	(18,148)	(28,830)

Ending units	91,457	97,181	58,009	66,921	78,725	87,392	140,820	157,836

(Continued)

MFS VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	MMM		MIT		SAM		MGO
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(154,123)	149,440	16,252	(11,878)	(11,819)	6,057	-	-
Realized gain (loss) on investments	-	-	(582,995)	(343,757)	-	-	-	-
Change in unrealized gain (loss) on investments	-	-	2,851,449	(5,066,146)	-	-	-	-
Reinvested capital gains	-	-	-	172,182	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(154,123)	149,440	2,284,706	(5,249,599)	(11,819)	6,057	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	194,120	383,999	173,371	257,757	38,063	1,269	-	10,151
Transfers between funds	29,920	(39,144)	(21,069)	(156,943)	296,861	803,559	-	(10,813)
Redemptions (note 3)	(3,297,419)	(2,460,613)	(1,257,258)	(1,915,976)	(339,391)	(674,218)	-	-
Annuity benefits	(22,417)	(25,316)	(14,819)	(19,098)	-	-	-	-
Contract maintenance charges (note 2)	(12,198)	(12,641)	(5,557)	(6,770)	(972)	(1,035)	-	-
Contingent deferred sales charges (note 2)	(4,081)	(2,386)	(1,771)	(669)	-	-	-	-
Adjustments to maintain reserves	(4,264)	13,899	3,601	1,976	(40)	49	-	662

Net equity transactions	(3,116,339)	(2,142,202)	(1,123,502)	(1,839,723)	(5,479)	129,624	-	-

Net change in contract owners’ equity	(3,270,462)	(1,992,762)	1,161,204	(7,089,322)	(17,298)	135,681	-	-
Contract owners’ equity beginning of period	13,758,450	15,751,212	9,656,964	16,746,286	915,526	779,845	-	-

Contract owners’ equity end of period	$10,487,988	13,758,450	10,818,168	9,656,964	898,228	915,526	-	-

CHANGES IN UNITS:
Beginning units	351,174	406,208	82,627	94,986	31,254	26,817	-	-
Units purchased	38,470	55,205	2,169	2,739	11,843	37,080	-	-
Units redeemed	(118,646)	(110,239)	(11,509)	(15,098)	(12,044)	(32,643)	-	-

Ending units	270,998	351,174	73,287	82,627	31,053	31,254	-	-

See accompanying notes to financial statements.

MFS VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 and 2008

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

MFS Variable Account (the Account) was established by resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Massachusetts Financial Services. Presently, the contracts are not actively marketed.

(b) The Contracts

Prior to February 12, 1979, the contracts purchased provided for a front-end sales charge and certain other fees. Beginning February 12, 1979, only contracts (Spectrum) without a front-end sales charge but with a contingent deferred sales charge and certain other fees were offered for purchase. See note 2 for a discussion of contract expenses. With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following funds:

MASSACHUSETTS FINANCIAL SERVICES CO.

Growth Stock Fund - Class A (MIG)

MFS Bond Fund - Class A (MFB)

MFS Growth Fund - Class A (MEG)

MFS High Income Fund - Class A (MFH)

MFS Research Fund - Class A (MFR)

MFS Strategic Income Fund - Class A (MSI)

MFS Total Return Fund - Class A (MTR)

Series Trust IV - Money Market Fund (MMM)

Trust Fund - Class A (MIT)

MFS(R) Growth Opportunities Fund - Class A (obsolete) (MGO)*

NATIONWIDE FUNDS GROUP

NVIT Money Market Fund - Class I (SAM)

* At December 31, 2009, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2009 of such funds, which represents fair value. The cost of investments sold is determined on a first in — first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

The Internal Revenue Service issued Rev. Rul. 81-225 on September 25, 1981 and IR-82-19 on February 3, 1982. The effect of Rev. Rul. 81-225 was to treat non-tax qualified contract holders, who purchased contracts or made purchase payments after December 31, 1980, as the owners of the underlying mutual fund shares for Federal income tax purposes. Accordingly, the contract holder is responsible for the income tax on such investments in accordance with the requirements of the Internal Revenue Code.

Other Operations of the Account, including those associated with the non-tax qualified contracts existing as of the effective date of Rev. Rul. 81-225 (denoted with (81-225) in note 5 of the financial statements), form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide income taxes within the Account. Taxes on these contracts are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

(Continued)

MFS VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

Net purchase payments received on contracts issued before February 12, 1979 represent gross contributions by the contract owners less a charge of 7.75% by the Company to cover sales expenses. The Company does not deduct a sales charge from purchase payments made for contracts issued beginning February 12, 1979. However, if any part of the contract value of such contracts is redeemed the Company will, with certain exceptions, deduct from the owners’ contract value a contingent deferred sales charge equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for redemption, or the amount redeemed. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The following additional contract charges are deducted by the Company on each contract (Non-Spectrum) issued prior to February 12, 1979: (a) a contract issue charge of $15 assessed against the initial purchase payment and a $15 annual contract maintenance charge assessed against each contract by redeeming units; and (b) a mortality and expense risk charge assessed through a reduction of unit value equal to an annualized rate of 1.00%. Contract charges on contracts (Spectrum) issued beginning February 12, 1979 include: (a) an annual contract maintenance charge of $30 which is satisfied by redeeming units; and (b) a charge for mortality and expense risk assessed through a reduction of unit value equal to an annualized rate of 1.30%. The table on the following page provides mortality and expense risk charges by asset fee rate for the period ended December 31, 2009.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2009.

	Total	MIG	MFB	MEG	MFH	MFR	MSI	MTR

1%	$37	$10	$-	$-	$10	$17	$-	$-
1.3%	1,348,971	392,336	132,909	33,035	93,947	114,222	14,819	270,726

Totals	$1,349,008	$392,346	$132,909	$33,035	$93,957	$114,239	$14,819	$270,726

	MMM	MIT	SAM

1%	$-	$-	$-
1.3%	158,143	126,631	12,203

	$158,143	$126,631	$12,203

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2009 and 2008, total transfers to the Account from the fixed account were $829,692 and $903,775, respectively, and total transfers from the Account to the fixed account were $2,459,648 and $1,651,614, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

(Continued)

MFS VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$111,560,603	$898,248	0	$112,458,851

Accounts Receivable of $34,065 are measured at settlement value which approximates the fair value due to the short-term nature of such assets.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and sales of Investments for the year ended December 31, 2009 are as follows:

	Purchases of Investments	Sales of Investments
Growth Stock Fund - Class A (MIG)	$571,454	$3,442,199
MFS Bond Fund - Class A (MFB)	1,045,771	711,249
MFS Growth Fund - Class A (MEG)	111,745	181,035
MFS High Income Fund - Class A (MFH)	1,472,758	2,006,630
MFS Research Fund - Class A (MFR)	211,432	1,874,757
MFS Strategic Income Fund - Class A (MSI)	112,459	194,730
MFS Total Return Fund - Class A (MTR)	704,335	3,401,343
Series Trust IV - Money Market Fund (MMM)	1,228,712	4,494,334
Trust Fund - Class A (MIT)	340,065	2,032,024
NVIT Money Market Fund - Class I (SAM)	345,328	362,586

Total	$6,144,059	$18,700,887

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2009.

(Continued)

MFS VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Growth Stock Fund - Class A (MIG)
Non-tax qualified
2009	1.00%	42	$177.072028	$7,437	0.48%	39.09%
2007	1.00%	85	203.976885	17,338	0.53%	10.38%
Tax qualified spectrum
2009	1.30%	154,380	180.142402	27,810,384	0.48%	38.67%
2008	1.30%	168,751	129.909705	21,922,393	0.45%	-37.78%
2007	1.30%	189,579	208.778653	39,580,048	0.53%	10.05%
2006	1.30%	81,580	189.716726	15,477,091	0.00%	6.08%
2005	1.30%	108,074	178.837817	19,327,718	0.00%	2.54%
Non-tax qualified spectrum
2009	1.30%	40,399	152.859999	6,175,391	0.48%	38.67%
2008	1.30%	43,730	110.235005	4,820,577	0.45%	-37.78%
2007	1.30%	51,806	177.159323	9,177,916	0.53%	10.05%
2006	1.30%	25,165	160.984313	4,051,170	0.00%	6.08%
2005	1.30%	30,607	151.753007	4,644,704	0.00%	2.54%
Non-tax qualified spectrum (81-225)
2009	1.30%	5,483	166.521286	913,036	0.48%	38.67%
2008	1.30%	5,523	120.086845	663,240	0.45%	-37.78%
2007	1.30%	5,610	192.992263	1,082,687	0.53%	10.05%
2006	1.30%	520	175.371675	91,193	0.00%	6.08%
2005	1.30%	707	165.315345	116,878	0.00%	2.54%
MFS Bond Fund - Class A (MFB)
Non-tax qualified
2005	1.00%	55	81.368937	4,475	5.34%	0.69%
Tax qualified spectrum
2009	1.30%	84,203	80.879747	6,810,317	5.78%	26.70%
2008	1.30%	86,812	63.836914	5,541,810	5.73%	-11.15%
2007	1.30%	96,823	71.845031	6,956,251	5.45%	2.15%
2006	1.30%	105,295	70.330566	7,405,457	5.27%	3.57%
2005	1.30%	126,648	67.907534	8,600,353	5.34%	0.39%
Non-tax qualified spectrum
2009	1.30%	51,819	80.813657	4,187,683	5.78%	26.70%
2008	1.30%	50,062	63.784749	3,193,192	5.73%	-11.15%
2007	1.30%	64,878	71.786322	4,657,353	5.45%	2.15%
2006	1.30%	73,427	70.273093	5,159,942	5.27%	3.57%
2005	1.30%	83,415	67.852042	5,659,878	5.34%	0.39%
Non-tax qualified spectrum (81-225)
2009	1.30%	719	81.129669	58,332	5.78%	26.70%
2008	1.30%	686	64.034172	43,927	5.73%	-11.15%
2007	1.30%	685	72.067035	49,366	5.45%	2.15%
2006	1.30%	687	70.547890	48,466	5.27%	3.57%
2005	1.30%	736	68.117374	50,134	5.34%	0.39%
MFS Growth Fund - Class A (MEG)
Tax qualified spectrum
2009	1.30%	72,315	42.235899	3,054,289	0.00%	36.40%
2008	1.30%	75,088	30.965737	2,325,155	0.00%	-38.42%
2007	1.30%	83,197	50.288052	4,183,815	0.00%	19.25%
2006	1.30%	97,361	42.171796	4,105,888	0.00%	6.15%
2005	1.30%	123,143	39.728761	4,892,319	0.00%	7.26%
Non-tax qualified spectrum (81-225)
2009	1.30%	60	42.235899	2,534	0.00%	36.40%
2008	1.30%	60	30.965737	1,858	0.00%	-38.42%
2007	1.30%	60	50.288052	3,017	0.00%	19.25%
2006	1.30%	60	42.171796	2,530	0.00%	6.15%
2005	1.30%	61	39.728761	2,423	0.00%	7.26%

(Continued)

MFS VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MFS High Income Fund - Class A (MFH)
Non-tax qualified
2009	1.00%	70	$105.953894	$7,417	8.88%	45.25%
2007	1.00%	201	103.002892	20,704	7.98%	0.69%
2006	1.00%	201	102.294182	20,561	7.23%	9.22%
2005	1.00%	201	93.659744	18,826	7.28%	1.32%
Tax qualified spectrum
2009	1.30%	45,746	89.289574	4,084,641	8.88%	44.81%
2008	1.30%	49,408	61.657818	3,046,389	8.23%	-29.40%
2007	1.30%	58,597	87.331180	5,117,345	7.98%	0.39%
2006	1.30%	73,496	86.995365	6,393,811	7.23%	8.89%
2005	1.30%	85,799	79.893710	6,854,800	7.28%	1.01%
Non-tax qualified spectrum
2009	1.30%	43,105	87.934960	3,790,436	8.88%	44.81%
2008	1.30%	45,196	60.722406	2,744,410	8.23%	-29.40%
2007	1.30%	35,406	86.006280	3,045,138	7.98%	0.39%
2006	1.30%	48,278	85.675559	4,136,245	7.23%	8.89%
2005	1.30%	51,133	78.681642	4,023,228	7.28%	1.01%
Non-tax qualified spectrum (81-225)
2009	1.30%	2,536	89.289574	226,438	8.88%	44.81%
2008	1.30%	2,577	61.657818	158,892	8.23%	-29.40%
2007	1.30%	2,579	87.331180	225,227	7.98%	0.39%
2006	1.30%	2,581	86.995365	224,535	7.23%	8.89%
2005	1.30%	2,583	79.893710	206,365	7.28%	1.01%
MFS Research Fund - Class A (MFR)
Non-tax qualified
2009	1.00%	68	179.943149	12,236	1.01%	29.12%
Tax qualified spectrum
2009	1.30%	38,938	170.808419	6,650,938	1.01%	28.73%
2008	1.30%	43,539	132.692325	5,777,291	0.60%	-37.36%
2007	1.30%	50,862	211.828576	10,774,025	0.57%	11.50%
2006	1.30%	60,376	189.988987	11,470,775	0.26%	8.87%
2005	1.30%	73,554	174.502121	12,835,329	0.14%	6.19%
Non-tax qualified spectrum
2009	1.30%	18,827	149.247177	2,809,877	1.01%	28.73%
2008	1.30%	23,205	115.942497	2,690,446	0.60%	-37.36%
2007	1.30%	24,943	185.089332	4,616,683	0.57%	11.50%
2006	1.30%	27,924	166.006563	4,635,567	0.26%	8.87%
2005	1.30%	31,068	152.474615	4,737,081	0.14%	6.19%
Non-tax qualified spectrum (81-225)
2009	1.30%	176	168.814638	29,711	1.01%	28.73%
2008	1.30%	177	131.143454	23,212	0.60%	-37.36%
2007	1.30%	176	209.355967	36,847	0.57%	11.50%
2006	1.30%	222	187.771305	41,685	0.26%	8.87%
2005	1.30%	855	172.465215	147,458	0.14%	6.19%

(Continued)

MFS VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MFS Strategic Income Fund - Class A (MSI)
Tax qualified spectrum
2009	1.30%	70,379	$15.016726	$1,056,862	6.06%	23.35%
2008	1.30%	75,597	12.174056	920,322	7.42%	-12.96%
2007	1.30%	83,686	13.987361	1,170,547	5.92%	2.23%
2006	1.30%	95,001	13.682758	1,299,876	5.76%	5.44%
2005	1.30%	105,910	12.976541	1,374,345	6.14%	0.76%
Non-tax qualified spectrum
2009	1.30%	7,501	15.016726	112,641	6.06%	23.35%
2008	1.30%	10,949	12.174056	133,294	7.42%	-12.96%
2007	1.30%	15,334	13.987361	214,482	5.92%	2.23%
2006	1.30%	17,267	13.682758	236,260	5.76%	5.44%
2005	1.30%	18,888	12.976541	245,101	6.14%	0.76%
Non-tax qualified spectrum (81-225)
2009	1.30%	845	15.016726	12,689	6.06%	23.35%
2008	1.30%	846	12.174056	10,299	7.42%	-12.96%
2007	1.30%	848	13.987361	11,861	5.92%	2.23%
2006	1.30%	849	13.682758	11,617	5.76%	5.44%
2005	1.30%	850	12.976541	11,030	6.14%	0.76%
MFS Total Return Fund - Class A (MTR)
Tax qualified spectrum
2009	1.30%	101,328	155.338339	15,740,123	2.87%	16.64%
2008	1.30%	109,739	133.178369	14,614,861	2.95%	-23.64%
2007	1.30%	127,100	174.405730	22,166,968	2.67%	3.60%
2006	1.30%	147,678	168.346381	24,861,057	2.72%	10.32%
2005	1.30%	166,425	152.592330	25,395,179	2.69%	1.95%
Non-tax qualified spectrum
2009	1.30%	39,327	150.362316	5,913,299	2.87%	16.64%
2008	1.30%	47,957	128.912217	6,182,243	2.95%	-23.64%
2007	1.30%	54,684	168.818932	9,231,694	2.67%	3.60%
2006	1.30%	60,918	162.953678	9,926,812	2.72%	10.32%
2005	1.30%	73,477	147.704287	10,852,868	2.69%	1.95%
Non-tax qualified spectrum (81-225)
2009	1.30%	165	153.827097	25,381	2.87%	16.64%
2008	1.30%	140	131.882710	18,464	2.95%	-23.64%
2007	1.30%	141	172.708975	24,352	2.67%	3.60%
2006	1.30%	167	166.708578	27,840	2.72%	10.32%
2005	1.30%	168	151.107806	25,386	2.69%	1.95%
Series Trust IV - Money Market Fund (MMM)
Tax qualified spectrum
2009	1.30%	172,185	38.274376	6,590,273	0.03%	-1.27%
2008	1.30%	228,423	38.766619	8,855,187	2.30%	0.97%
2007	1.30%	254,261	38.392581	9,761,736	4.93%	3.71%
2006	1.30%	283,170	37.020679	10,483,146	4.82%	3.47%
2005	1.30%	315,105	35.780483	11,274,609	2.91%	1.57%
Non-tax qualified spectrum
2009	1.30%	93,889	38.300971	3,596,040	0.03%	-1.27%
2008	1.30%	117,324	38.793557	4,551,415	2.30%	0.97%
2007	1.30%	146,507	38.419259	5,628,690	4.93%	3.71%
2006	1.30%	138,629	37.046402	5,135,706	4.82%	3.47%
2005	1.30%	148,183	35.805344	5,305,743	2.91%	1.57%
Non-tax qualified spectrum (81-225)
2009	1.30%	4,924	38.300971	188,594	0.03%	-1.27%
2008	1.30%	5,427	38.793557	210,533	2.30%	0.97%
2007	1.30%	5,440	38.419259	209,001	4.93%	3.71%
2006	1.30%	6,294	37.046402	233,170	4.82%	3.47%
2005	1.30%	17,672	35.805344	632,752	2.91%	1.57%

(Continued)

MFS VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Trust Fund - Class A (MIT)
Tax qualified spectrum
2009	1.30%	49,850	$150.886514	$7,521,693	1.45%	26.07%
2008	1.30%	56,124	119.682038	6,717,035	1.21%	-33.66%
2007	1.30%	65,294	180.404147	11,779,308	0.52%	9.11%
2006	1.30%	75,413	165.335587	12,468,453	0.82%	11.73%
2005	1.30%	94,858	147.974544	14,036,569	0.36%	5.90%
Non-tax qualified spectrum
2009	1.30%	23,320	135.381470	3,157,096	1.45%	26.07%
2008	1.30%	26,384	107.383548	2,833,208	1.21%	-33.66%
2007	1.30%	29,574	161.865875	4,787,021	0.52%	9.11%
2006	1.30%	36,543	148.345754	5,420,999	0.82%	11.73%
2005	1.30%	36,667	132.768736	4,868,231	0.36%	5.90%
Non-tax qualified spectrum (81-225)
2009	1.30%	117	143.829405	16,828	1.45%	26.07%
2008	1.30%	119	114.084384	13,576	1.21%	-33.66%
2007	1.30%	118	171.966453	20,292	0.52%	9.11%
2006	1.30%	118	157.602663	18,597	0.82%	11.73%
2005	1.30%	259	141.053621	36,533	0.36%	5.90%
NVIT Money Market Fund - Class I (SAM)
Tax qualified spectrum
2009	1.30%	14,428	28.915601	417,194	0.01%	-1.26%
2008	1.30%	16,616	29.284163	486,586	1.93%	0.73%
2007	1.30%	16,270	29.072806	473,015	4.79%	3.42%
2006	1.30%	10,691	28.110580	300,530	3.66%	3.18%
2005	1.30%	44,302	27.245513	1,207,031	2.38%	1.34%
Non-tax qualified spectrum
2009	1.30%	16,625	28.934404	481,034	0.01%	-1.26%
2008	1.30%	14,638	29.303205	428,940	1.93%	0.73%
2007	1.30%	10,547	29.091711	306,830	4.79%	3.42%
2006	1.30%	14,970	28.128862	421,089	3.66%	3.18%
2005	1.30%	9,995	27.263231	272,496	2.38%	1.34%
MFS(R) Growth Opportunities Fund - Class A (obsolete) (MGO)
Tax qualified spectrum
2006	1.30%	182,907	154.386790	28,238,425	0.00%	4.57%
2005	1.30%	223,082	147.642419	32,936,366	0.09%	-0.42%
Non-tax qualified spectrum
2006	1.30%	47,056	131.142763	6,171,054	0.00%	4.57%
2005	1.30%	53,177	125.413796	6,669,129	0.09%	-0.42%
Non-tax qualified spectrum (81-225)
2006	1.30%	6,336	144.701272	916,827	0.00%	4.57%
2005	1.30%	6,586	138.380016	911,371	0.09%	-0.42%

2009	Reserves for annuity contracts in payout phase:				1,032,072
2009	Contract owners equity:				$112,492,916
2008	Reserves for annuity contracts in payout phase:				869,868
2008	Contract owners equity:				$99,798,623
2007	Reserves for annuity contracts in payout phase:				1,331,220
2007	Contract owners equity:				$156,660,777
2006	Reserves for annuity contracts in payout phase:				1,427,083
2006	Contract owners equity:				$170,863,457
2005	Reserves for annuity contracts in payout phase:				1,549,826
2005	Contract owners equity:				$189,726,534
*	This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or annual contract maintenance charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period indicated and includes a deduction only for expenses assessed through a reduction in the unit values. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of MFS Variable Account:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of MFS Variable Account (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2009, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2009, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 10, 2010